COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

CLASS A AND C

CLASS I

SUPPLEMENT DATED AUGUST 7, 2008

TO THE PROSPECTUSES DATED MARCH 1, 2008

The information below supplements and replaces the information in “Management of the Fund – Portfolio Managers”:

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founded the Advisor in 1986. Mr. Cohen also is a vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

•

Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and co-founded the Advisor in 1986. Mr. Steers also is a vice president of the Distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•

Derek Cheung—Mr. Cheung has been with the Subadvisor since 2005. Prior to joining the Subadvisor, Mr. Cheung was the head of Hong Kong and China property research for HSBC Securities (Asia). Prior to that, he covered Hong Kong and China property stock at Donaldson, Lufkin & Jenrette and Salomon Smith Barney.

•

Luke Sullivan—Mr. Sullivan has been with the Subadvisor since 2006. Prior to joining the Subadvisor, Mr. Sullivan was a vice president and research analyst at Citigroup Investment Research where he covered Australian real estate companies. Prior to that, he was a research assistant at Credit Suisse First Boston. Mr. Sullivan has bachelor of laws and economics from Australian National University.

The Advisor and the Subadvisor utilize a team-based approach in managing the Fund. Mr. Cohen, Mr. Steers and Mr. Harvey are the leaders of this team. Mr. Cheung and Mr. Sullivan direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the investment team.

All of the Fund’s portfolio managers collaborate with respect to the process for allocating the Fund’s assets among specific countries and investments in the various regions and countries.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SUPPLEMENT DATED AUGUST 7, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2008

The information below supplements and adds to the information in “Investment Advisory and Other Services – Portfolio Managers”:

Accounts Managed. The Fund’s portfolio managers (each referred to as a “portfolio manager”) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of December 31, 2007, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

Martin Cohen

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	20	$16,852,445,000
Other Pooled Investment Vehicles	23	$5,601,817,000
Other Accounts	52	$4,152,287,000

Robert H. Steers

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	20	$16,852,445,000
Other Pooled Investment Vehicles	23	$5,601,817,000
Other Accounts	52	$4,152,287,000

Joseph M. Harvey

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	20	$16,852,445,000
Other Pooled Investment Vehicles	23	$5,601,817,000
Other Accounts	52	$4,152,287,000

Derek Cheung

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	6	$5,020,001,000
Other Pooled Investment Vehicles	14	$4,876,438,000
Other Accounts	17	$900,247,000

Luke Sullivan

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0

Share Ownership. The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio managers as of December 31, 2007:

Dollar Range of Securities Owned
Martin Cohen	Over $1,000,000
Robert H. Steers	None
Joseph M. Harvey	None
Derek Cheung	None
Luke Sullivan	None